Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 2,910	$ 2,235
Vessels’ operating and voyage expenses	3,413	7,305
Commissions	512	464
Interest on derivatives and other finance expenses	1,316	635
General and administrative expenses	232	127
Total	$ 8,383	$ 10,766